EQUITY - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended			12 Months Ended
	Jul. 23, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	May 31, 2019	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018
Decrease through other distributions to owners, equity						$ 799,000,000	$ 1,858,000,000	[1]
Units repurchased and canceled (in shares)						89,027.00
Unites issued (in shares)						13,837,000
Proceeds from issuing shares						$ 781,000,000	0
Net loss attributable to limited partnership unitholders			$ 55,000,000	$ 40,000,000		$ 87,000,000	$ 5,000,000
Weighted average number of ordinary shares outstanding (in shares)			66,000,000	66,000,000		66,000,000	66,000,000
Parent company
Dividends recognised as distributions to owners			$ 0	$ 41,000,000		$ 0	$ 184,000,000
Dividends recognised as distributions to owners per share (in dollars per share)			$ 38.64						$ 41.96
Incentive distribution rights based on percent increase in unit price						20.00%
Non-controlling interests
Dividends recognised as distributions to owners			$ 8,000,000	8,000,000		$ 16,000,000	16,000,000
Dividends recognised as distributions to owners per share (in dollars per share)						$ 0.0625
Limited Partners
Decrease through other distributions to owners, equity						$ 8,000,000	8,000,000	[1]
Units repurchased and canceled (in shares)						89,027
Amount repurchased and canceled						$ 3,000,000	0
Unites issued (in shares)		13,837,000				13,837,000
Stock issued, per share (in dollars per share)		$ 39.40	$ 39.40			$ 39.40
Proceeds from issuing shares		$ 545,000,000
Share issue related cost		$ 14,000,000
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Decrease through other distributions to owners, equity						$ 8,000,000	8,000,000	[1]
Unites issued (in shares)						6,610,000
Brookfield Asset Management Inc.
Units repurchased and canceled (in shares)						0
Unites issued (in shares)						0
Proportion of ownership interest in subsidiary	62.70%	63.10%			68.00%
Holding LP | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Unites issued (in shares)		6,610,000
Proceeds from issuing shares		$ 250,000,000
Interest of others in operating subsidiaries
Decrease through other distributions to owners, equity			$ 450,000,000	$ 917,000,000		$ 783,000,000	$ 1,658,000,000	[1]

[1]	See Note 19 for additional information on distributions as it relates to the Special Limited Partners and for additional information on unit issuances and repurchases.